UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accipiter Capital Management, LLC
Address: 666 5th Avenue, 35th Floor
         New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, New York, NY, August 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   16
                                                ---------------

Form 13F Information Table Value Total:             $162,718
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                               TITLE OF                 VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER               CLASS         CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------               -----         -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC NEW                  COM           00817Y108  19,530     503,747  S/H           OTHER         1        -     503,747    -
ARENA PHARMACEUTICALS          COM           040047102     499      50,000  S/H           OTHER         1        -      50,000    -
BIOMARIN PHARMACEUTICAL INC    COM           09061G101   5,555     140,343  S/H           OTHER         1        -     140,343    -
BOSTON SCIENTIFIC CORP         COM           101137107   7,371   1,300,000  S/H           OTHER         1        -   1,300,000    -
CIGNA CORPORATION              COM           125509109  14,574     331,224  S/H           OTHER         1        -     331,224    -
CUTERA INC                     COM           232109108   3,238     450,000  S/H           OTHER         1        -     450,000    -
FIVE STAR QUALITY CARE INC     COM           33832D106   4,068   1,325,000  S/H           OTHER         1        -   1,325,000    -
HCA HOLDINGS INC               COM           40412C101  12,255     402,733  S/H           OTHER         1        -     402,733    -
HEALTH MGMT ASSOC INC NEW      CL A          421933102  30,042   3,827,000  S/H           OTHER         1        -   3,827,000    -
HEALTHSOUTH CORP               COM NEW       421924309   9,769     420,000  S/H           OTHER         1        -     420,000    -
HEWLETT-PACKARD COMPANY        COM           428236103   4,022     200,000  S/H           OTHER         1        -     200,000    -
LIFEPOINT HOSPITALS INC        COM           53219L109   1,858      45,343  S/H           OTHER         1        -      45,343    -
MELA SCIENCES INC              COM           55277R100     102      31,422  S/H           OTHER         1        -      31,422    -
SANOFI                         SPONSORED ADR 80105N105   7,463     197,542  S/H           OTHER         1        -     197,542    -
TEVA PHARMACEUTICALS INDS LTD  ADR           881624209  12,476     316,319  S/H           OTHER         1        -     316,319    -
WELLPOINT INC                  COM           94973V107  29,896     468,664  S/H           OTHER         1        -     468,664    -